Investment Strategy	Jul. 25, 2025
Thornburg Emerging Markets Managed Account Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different emerging market countries. The Fund is non-diversified.

Thornburg Municipal Managed Account Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund may invest in issuers of any size of capitalization, including small companies, and expects that under normal conditions its assets will be invested in issuers domiciled in or tied economically to a variety of different emerging market countries. The Fund is non-diversified.